Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Expenses
Exploration	$ 397	$ 1,066	$ 1,342	$ 4,293
General and administration	540	778	1,598	2,541
Consultancy and advisory fees	0	0	0	125
Stock-based compensation	4	9	60	9
Foreign exchange (gain) loss	(41)	(1,135)	397	(2,515)
Loss from operations	900	718	3,397	4,453
Interest income	(24)	(15)	(79)	(87)
Interest expense	70	81	208	211
Loss from equity investment	63	24	169	78
Loss before income taxes	1,009	808	3,695	4,655
Income tax recovery	0	(662)	0	(897)
Net loss	1,009	146	3,695	3,758
Foreign currency translation adjustment	172	1,889	(1,176)	4,171
Comprehensive loss	$ 1,181	$ 2,035	$ 2,519	$ 7,929
Net loss per common share
Basic and fully diluted	$ (0.01)	$ 0.00	$ (0.02)	$ (0.03)
Weighted average shares outstanding (000's)
Basic and fully diluted	152,810	147,010	151,526	146,997
Total shares issued and outstanding (000's)	153,045	147,024	153,045	147,024